Variable Portfolio – U.S. Flexible Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 58.0%
	Shares	Value ($)
U.S. Large Cap 58.0%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,538,371	254,979,403
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	14,265,127	636,224,668
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	12,068,634	250,786,204
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	6,021,192	253,431,954
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	4,034,190	261,738,234
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,737,055	258,163,939
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	12,705,201	531,204,470
Total		2,446,528,872
Total Equity Funds (Cost $1,193,295,016)		2,446,528,872

Exchange-Traded Equity Funds 5.5%

U.S. Large Cap 2.7%
Vanguard Russell 1000 Growth ETF	1,351,182	117,106,944
U.S. Mid Large Cap 2.8%
iShares Russell 1000 Growth Index Fund	348,017	117,299,130
Total Exchange-Traded Equity Funds (Cost $189,284,453)		234,406,074

Exchange-Traded Fixed Income Funds 0.3%

Investment Grade 0.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,250	5,799,990
Vanguard Intermediate-Term Corporate Bond ETF	102,000	8,212,020
Total		14,012,010
Total Exchange-Traded Fixed Income Funds (Cost $13,888,106)		14,012,010

Fixed Income Funds 9.9%
	Shares	Value ($)
Investment Grade 9.9%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,427,422	42,193,336
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,776,059	44,591,174
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,148,090	27,766,154
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,942,062	72,431,609
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	9,239,728	86,021,865
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	15,019,839	145,542,239
Total		418,546,377
Total Fixed Income Funds (Cost $477,857,175)		418,546,377

Residential Mortgage-Backed Securities - Agency 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039- 04/11/2054	3.000%	31,000,000	26,736,982
04/16/2039- 04/11/2054	3.500%	6,500,000	5,844,491
04/16/2039- 04/11/2054	4.000%	19,450,000	18,053,215
04/11/2054	4.500%	7,375,000	7,022,640
04/11/2054	5.000%	4,000,000	3,902,653
Total Residential Mortgage-Backed Securities - Agency (Cost $61,834,211)			61,559,981

Put Option Contracts Purchased 0.7%
Value ($)
(Cost $41,812,079)	29,292,750

Money Market Funds 23.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	999,291,523	999,091,665
Total Money Market Funds (Cost $998,855,361)		999,091,665
Total Investments in Securities (Cost: $2,976,826,401)		4,203,437,729
Other Assets & Liabilities, Net		16,830,087
Net Assets		4,220,267,816

Variable Portfolio – U.S. Flexible Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2024 (Unaudited)
At March 31, 2024, securities and/or cash totaling $68,664,086 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	4,516	06/2024	USD	1,198,659,300	21,968,044	—
U.S. Treasury 10-Year Note	111	06/2024	USD	12,298,453	18,324	—
U.S. Treasury 10-Year Note	5	06/2024	USD	553,984	—	(1,885)
U.S. Treasury 2-Year Note	63	06/2024	USD	12,882,516	3,121	—
U.S. Treasury 5-Year Note	70	06/2024	USD	7,491,094	32,140	—
U.S. Treasury 5-Year Note	96	06/2024	USD	10,273,500	—	(14,962)
Total					22,021,629	(16,847)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(62)	06/2024	USD	(7,467,125)	—	(52,840)
U.S. Treasury Ultra Bond	(62)	06/2024	USD	(7,998,000)	—	(79,187)
Total					—	(132,027)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	246,954,450	470	3,800.00	06/20/2025	4,445,504	2,444,000
S&P 500 Index	Morgan Stanley	USD	520,180,650	990	3,700.00	12/19/2025	9,450,072	6,835,950
S&P 500 Index	Morgan Stanley	USD	373,058,850	710	4,000.00	12/19/2025	8,571,494	6,517,800
S&P 500 Index	Morgan Stanley	USD	310,006,650	590	4,100.00	12/19/2025	6,588,251	5,991,450
S&P 500 Index	Morgan Stanley	USD	246,954,450	470	3,900.00	12/19/2025	6,713,254	3,922,150
S&P 500 Index	Morgan Stanley	USD	246,954,450	470	3,800.00	12/19/2025	6,043,504	3,581,400
Total							41,812,079	29,292,750
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	920,911,227	353,392,416	(275,224,956)	12,978	999,091,665	—	(5,823)	12,820,236	999,291,523
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	232,178,208	—	(2,754,600)	25,555,795	254,979,403	—	2,287,503	—	2,538,371
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	588,705,120	—	(7,282,251)	54,801,799	636,224,668	—	6,117,565	—	14,265,127
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	41,625,640	346,556	—	221,140	42,193,336	—	—	—	4,427,422
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	45,119,557	492,169	—	(1,020,552)	44,591,174	—	—	—	5,776,059
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	233,824,330	—	(3,926,436)	20,888,310	250,786,204	—	1,284,600	—	12,068,634
Variable Portfolio – U.S. Flexible Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	232,172,039	974,916	(65,906)	20,350,905	253,431,954	—	1,505	—	6,021,192
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	27,826,694	280,880	—	(341,420)	27,766,154	—	—	—	3,148,090
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	72,158,993	738,019	—	(465,403)	72,431,609	—	—	—	7,942,062
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	248,582,364	—	(5,830,234)	18,986,104	261,738,234	—	5,126,302	—	4,034,190
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	237,240,448	281,692	(1,050,516)	21,692,315	258,163,939	—	116,438	—	6,737,055
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	86,037,673	893,420	—	(909,228)	86,021,865	—	—	—	9,239,728
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	144,726,372	1,397,954	—	(582,087)	145,542,239	—	—	—	15,019,839
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	486,633,358	—	(7,592,878)	52,163,990	531,204,470	—	6,540,615	—	12,705,201
Total	3,597,742,023			211,354,646	3,864,166,914	—	21,468,705	12,820,236

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – U.S. Flexible Growth Fund  | First Quarter Report 2024

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